Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Finance Expenses
Bank fees, charges	$ 294	$ 463	$ 441
Commitment fees	334	548	264
Total other finance expense	$ 628	$ 1,011	$ 705